BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
November 30, 2021
Security
Shares
Shares Value
Common Stocks — 0.1%
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(a)(b)
.............. 42,521 $ 5,964
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
........... 541,445 303,209
Machinery — 0.0%
Ameriforge Group, Inc.
(a)
............... 5,385 2,694
Marine — 0.0%
Projector SA
(a)(b)
..................... 42,521 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)(c)
.... 360,439 1,106,548
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.
(a)
............ 7,912 309,122
Professional Services — 0.1%
NMG, Inc.
(a)
........................ 16,173 2,345,085
Software — 0.0%
Avaya Holdings Corp.
(a)
................ 277 5,393
Total Common Stocks — 0.1%
(Cost: $14,104,000) ............................... 4,078,015
Par (000)
Par (000)
Corporate Bonds — 0.3%
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(d)
USD 1,909 1,853,830
Chemicals — 0.0%
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
.... 168 178,921
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 5.88%, 06/30/29
(d)
...... 4,312 4,148,360
Distributors — 0.1%
Wolverine Escrow LLC, 9.00%, 11/15/26
(d)
... 2,697 2,541,922
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.10%, 10/10/19
(a)(b)(e)(f)
............. 8,430 —
Media — 0.1%
Liberty Broadband Corp., 2.75%, 09/30/50
(d)(g)
2,547 2,601,588
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(d)(f)(h)
.......... 1,084 911,109
Total Corporate Bonds — 0.3%
(Cost: $12,759,649) ............................... 12,235,730
Floating Rate Loan Interests — 91.9%
Aerospace & Defense — 1.7%
(f)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 31,705 31,700,480
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 6,448 6,447,555
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.13%
,
 10/30/26 ..... 2,690 2,684,920
COBHAM Ultra US Co., Term Loan, 11/17/28
(i)
2,481 2,471,696
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 .................. 10,157 9,848,843
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 .................. USD 5,461 $ 5,295,077
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 07/03/28 .................. 4,696 4,688,763
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 4,025 4,045,198
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 12/09/25 ...... 10,792 10,562,899
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 08/22/24 ...... 1,797 1,766,316
79,511,747
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(f)
................. 2,422 2,417,471
Airlines — 1.4%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 5.50%
,
 04/20/28 . 8,618 8,840,603
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 0.00%
,
 08/11/28 ........... 15,717 15,592,025
American Airlines, Inc., Term Loan, 01/29/27
(i)
. 1,004 935,972
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 12/15/23 .. 13,393 13,030,596
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 9,614 9,265,502
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 20,015 19,931,956
67,596,654
Auto Components — 1.3%
(f)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.59%
,
 04/10/28 ...... 3,882 3,869,109
Clarios Global LP, 1st Lien Term Loan
(EURIBOR 1 Month + 3.25%),
3.25%, 04/30/26 ................ EUR 1,934 2,178,731
(LIBOR USD 1 Month + 3.25%),
3.34%, 04/30/26 ................ USD 28,973 28,574,870
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ...... 9,432 9,349,079
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
3.18%
,
 02/05/26 .................. 18,131 17,645,551
61,617,340
Automobiles — 0.4%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.34%
,
 01/01/38
(f)
...... 17,452 17,313,710
Building Products — 1.8%
(f)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. 5,991 5,983,575
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 1,926 1,916,909
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(i)
. 31,008 30,678,758
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/02/28 .................. 3,553 3,533,012

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(i)
............... USD 711 $ 706,585
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 12,108 12,084,891
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 07/28/28 ...... 4,491 4,473,845
LSF10 XL Bidco SCA, Facility Term Loan
B4, (EURIBOR 3 Month + 4.00%),
4.00%
,
 04/12/28 .................. EUR 2,000 2,262,530
MI Windows & Doors LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 12/18/27 . USD 5,968 5,947,492
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 20,961 20,856,052
88,443,649
Capital Markets — 2.1%
(f)
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.50%), 3.59% -
3.63%, 07/24/26 ................ 11,072 10,947,721
(LIBOR USD 3 Month + 3.75%),
4.50%, 07/24/26 ................ 3,329 3,319,069
FinCo I LLC, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 2.59%
,
 06/27/25 ........... 2,215 2,202,586
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/30/28
(i)
............... 1,507 1,492,937
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 6,515 6,453,222
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.34%
,
 04/12/24 ..... 3,278 3,269,768
ION Trading Finance Ltd, Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28 . 3,419 3,409,821
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/09/27 . 69,512 67,922,866
99,017,990
Chemicals — 2.4%
(f)
Allnex & Cy SCA, Term Loan B1, (EURIBOR 1
Month + 3.25%), 3.25%
,
 09/13/23 ...... EUR 1,924 2,173,286
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ USD 14,874 14,829,548
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(i)
....................... 1,056 1,048,143
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ...... 7,233 7,179,777
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 .................. 2,607 2,603,641
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 10,495 10,518,286
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.88%
,
 06/01/24 ............ 5,528 5,502,289
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 2,605 2,590,270
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
0.00%
,
 06/09/28 .................. 8,425 8,397,504
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 01/31/26 . 10,821 10,762,742
Security
Par (000)
Par (000) Value
Chemicals (continued)
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. USD 209 $ 207,546
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 06/30/27 .................. 5,083 5,033,195
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.63%
,
 01/01/38 .................. 11,113 10,971,377
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.35%
,
 05/15/24 ............ 13,001 12,941,306
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.09%
,
 10/01/25 ..... 823 811,944
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 3 Month + 3.25%),
3.44%
,
 10/14/24 .................. 4,432 4,394,309
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 .................. 5,235 5,164,054
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 08/02/28 .................. 8,813 8,804,716
W. R. Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 . 3,016 3,007,193
116,941,126
Commercial Services & Supplies — 3.3%
(f)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 .................. 18,735 18,556,672
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
0.00%
,
 04/06/28 .................. 4,390 4,352,501
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 09/07/27 . 13,307 13,207,636
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 30,870 30,383,049
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 10/08/28 ...... 5,943 5,920,714
Covanta Holding Corp., Term Loan B, 11/30/28
(i)
7,790 7,768,093
Covanta Holding Corp., Term Loan C,
11/30/28
(i)
....................... 584 581,880
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 05/09/25 ..... 2,128 2,118,883
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25 . 867 866,430
KAR Auction Services, Inc., Term Loan B6,
09/19/26
(b)(i)
...................... 4,131 3,986,238
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.50%
,
 10/29/28 ............ 9,145 9,091,685
PECF USS Intermediate Holding III Corp., Term
Loan B, 10/01/28
(i)
................. 10,337 10,291,430
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 4,260 4,236,003
Tempo Acquisition LLC, Term Loan
(LIBOR USD 1 Month + 2.75%),
2.84%, 05/01/24 ................ 455 452,546
 11/02/26
(i)
...................... 34,159 34,159,336
(LIBOR USD 1 Month + 3.00%),
3.50%, 08/31/28 ................ 2,856 2,848,860

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. USD 5,296 $ 5,292,656
Vericast Corp., Term Loan, (LIBOR USD 3
Month + 7.75%), 8.75%
,
 06/16/26 ...... 1,450 1,327,636
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 0.00%
,
 07/30/28 ............ 4,751 4,739,122
160,181,370
Construction & Engineering — 0.8%
(f)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 0.00%
,
 01/21/28 ............ 7,546 7,490,520
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28 ..... 31,692 31,555,094
39,045,614
Construction Materials — 1.1%
(f)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.09%
,
 01/15/27 ............ 15,047 14,764,654
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 4,126 4,121,573
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
0.00%
,
 01/31/28 .................. 10,669 10,535,856
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 09/22/28 . 17,940 17,879,183
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.10% -
3.14%
,
 05/29/26 .................. 3,975 3,948,072
51,249,338
Containers & Packaging — 1.7%
(f)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 26,774 26,778,166
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 9,836 9,751,509
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 04/03/24 .................. 25,338 24,812,114
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 0.00%
,
 02/05/26 . 5,384 5,326,754
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 07/31/26 . 3,247 3,243,450
Tosca Services LLC, Term Loan, 08/18/27
(i)
.. 2,840 2,837,782
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(i)
................ 1,019 1,015,564
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
4.50%
,
 09/15/28 .................. 7,182 7,159,724
80,925,063
Distributors — 0.1%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(f)
. 3,028 3,014,509
Diversified Consumer Services — 2.3%
(f)
2U, Inc., Term Loan, (LIBOR USD 2 Month +
5.75%), 6.50%
,
 12/30/24 ............ 2,887 2,886,765
Ascend Learning, LLC, 2nd Lien Term Loan,
11/16/29
(i)
....................... 3,967 3,973,625
Ascend Learning, LLC, Term Loan B, 11/17/28
(i)
18,197 18,077,628
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
0.00%
,
 11/24/28 .................. USD 6,564 $ 6,539,385
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 06/17/28 ...... 3,712 3,667,640
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 .................. 22,930 22,076,300
Mileage Plus Holdings LLC, Term Loan,
06/21/27
(i)
....................... 8,310 8,658,023
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 5,500 5,411,819
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.59% -
5.68%
,
 08/04/25
(b)
................. 5,241 4,847,994
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ............ 6,011 6,006,100
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 30,245 30,055,962
112,201,241
Diversified Financial Services — 10.0%
(f)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.59%
,
 07/31/26 .................. 16,567 16,512,182
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 03/10/28
(b)
5,456 5,415,073
APi Group DE, Inc., Term Loan B, 10/07/28
(i)
. 4,614 4,590,930
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26 ...... 5,137 5,076,511
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 0.00%
,
 04/13/28 ...... 14,600 14,536,452
Castlelake Aviation One DAC, Term Loan,
10/22/26
(i)
....................... 15,730 15,566,182
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 .................. 17,717 17,546,208
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 33,600 33,484,307
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 33,927 33,850,600
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 .................. 7,790 7,906,850
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/28/28 .................. 8,759 8,720,771
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 28,362 28,309,048
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 07/11/25 .................. 8,371 8,299,198
LBM Acquisition LLC, 1st Lien Term Loan
 12/17/27
(i)
...................... 19,408 19,096,236
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(i)
............... 6,033 5,935,925
Lealand Finance Co. BV, Term Loan, 06/28/24
(b)
(i)
............................. 178 88,960
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 4.09%
,
 06/30/25 . 1,265 543,304

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 .. USD 3,920 $ 3,916,333
Medline Borrower LP, Term Loan, 10/23/28
(i)
.. 20,570 20,492,397
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(i)
....................... 24,305 24,092,331
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(i)
....................... 7,991 7,998,121
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28
(i)
44,028 43,575,369
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 0.00%
,
 08/31/29 . 3,665 3,706,231
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 ..... 15,377 15,237,684
RealPage, Inc., 2nd Lien Term Loan, 04/23/29
(i)
2,585 2,626,060
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 .................. 4,431 4,406,227
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 6 Month + 2.00%),
2.14%
,
 11/05/28 .................. 8,846 8,827,600
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.59% -
2.63%
,
 01/23/25 .................. 8,849 8,572,173
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 07/30/25 .................. 11,968 11,452,140
TIBCO Software, Inc., Term Loan B2, 06/30/26
(i)
18,066 17,885,340
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.13%
,
 05/29/26 .................. 9,980 8,465,948
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 2.50%
,
 02/28/25 . 5,413 5,534,516
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
0.00%
,
 01/31/29 .................. 2,739 2,715,034
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. 8,803 8,755,903
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 02/28/27 ...... 40,331 40,054,058
White Cap Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.50%
,
 10/19/27 ..... 7,948 7,906,813
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/30/28 .................. 9,309 9,166,479
480,865,494
Diversified Telecommunication Services — 1.4%
(f)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.87%, 07/15/25 ................ 4,215 4,127,940
(LIBOR USD 3 Month + 2.75%),
2.87%, 01/31/26 ................ 8,948 8,758,028
Altice France SA, Term Loan B13, (LIBOR USD
2 Month + 4.00%), 4.12%
,
 08/14/26 ..... 8,414 8,338,209
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 1,956 1,947,065
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 3,001 2,984,696
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.00%),
3.00%
,
 05/15/26 .................. EUR 1,222 1,374,576
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
0.00%
,
 05/01/28 .................. USD 8,479 $ 8,460,383
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 0.00%
,
 11/04/26 .. 12,791 12,735,112
Numericable US LLC, Term Loan B, (LIBOR
USD 3 Month + 3.69%), 3.81%
,
 01/31/26 . 4,405 4,356,545
TDC A/S, Facility Term Loan B3, (EURIBOR 6
Month + 3.00%), 3.00%
,
 06/04/25 ...... EUR 2,458 2,766,970
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
0.00%
,
 01/31/29 .................. USD 6,333 6,312,671
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
0.00%
,
 07/20/28 .................. 3,846 3,838,808
66,001,003
Electric Utilities — 0.1%
(f)
Calpine Construction Finance Co., LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 01/15/25 .................. 3,121 3,081,515
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 12/13/25 . 1,507 1,428,458
4,509,973
Electrical Equipment — 0.2%
(f)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. 6,259 6,223,825
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 2,109 2,100,754
8,324,579
Entertainment — 1.5%
(f)
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28
(b)
8,751 8,674,429
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 9,601 9,517,304
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 10,023 9,739,406
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.84%
,
 03/13/28 . 14,228 14,118,367
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 05/30/25 .................. 311 307,604
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.85%
,
 05/18/25 ...... 26,078 25,513,266
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.22%
,
 01/20/28 . 2,782 2,751,149
70,621,525
Equity Real Estate Investment Trusts (REITs) — 0.1%
(f)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 08/21/25 .................. 3,390 3,361,201
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 05/11/24 .. 2,406 2,366,612
5,727,813

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.7%
(f)
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 05/23/25 . USD 14,067 $ 14,000,805
US Foods, Inc., Term Loan B
(LIBOR USD 1 Month + 2.00%),
2.09%, 09/13/26 ................ 9,205 9,057,284
(LIBOR USD 1 Month + 2.75%),
2.85%, 11/22/28 ................ 10,734 10,693,305
33,751,394
Food Products — 3.2%
(f)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 11/19/26 .................. 17,293 16,882,750
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 10/01/25 .................. 9,421 9,261,662
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 03/11/25 .................. 4,485 4,377,339
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 10/10/26 ...... 1,359 1,354,634
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 19,950 19,862,468
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 01/29/27 .................. 36,380 35,541,902
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 2,779 2,759,149
JBS USA Lux SA, Term Loan, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 05/01/26 ...... 1,169 1,162,336
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.40%
,
 05/15/24 .................. 4,987 4,945,069
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, 06/08/28
(i)
.................. 4,050 4,040,681
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(i)
....................... 35,536 35,345,555
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 01/20/28 .................. 17,963 17,839,345
153,372,890
Health Care Equipment & Supplies — 0.9%
(f)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 11/03/28 .. 18,847 18,713,563
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ...... 3,493 3,486,713
Ortho-Clinical Diagnostics, Inc., Term Loan
(LIBOR USD 1 Month + 3.00%),
3.10%, 06/30/25 ................ 12,843 12,759,161
(EURIBOR 3 Month + 3.50%),
3.50%, 06/30/25 ................ EUR 2,739 3,101,423
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. USD 6,231 6,193,988
44,254,848
Health Care Providers & Services — 2.4%
(f)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28 .................. 6,565 6,527,645
Electron Bidco, Inc., 1st Lien Term Loan,
11/01/28
(i)
....................... 18,932 18,813,819
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 0.00%
,
 10/10/25 . USD 11,898 $ 8,942,033
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
3.88%, 02/18/27 ................ 8,688 8,573,036
(LIBOR USD 1 Month + 3.75%),
4.25%, 11/15/28 ................ 2,301 2,289,096
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.25%
,
 11/15/29 .................. 2,582 2,582,113
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, 11/15/28
(i)
............... 575 572,274
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(i)
....................... 4,427 4,065,619
HomeVi, Facility Term Loan B1, (EURIBOR 3
Month + 3.00%), 3.25%
,
 10/31/26 ...... EUR 2,000 2,240,551
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, 11/01/28
(i)
.................. USD 14,825 14,725,092
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, 11/01/29
(i)
.................. 3,446 3,486,215
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, 11/01/28
(i)
......... 2,824 2,804,780
Orbcomm, Inc., 1st Lien Term Loan, 09/01/28
(i)
3,814 3,804,465
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 02/14/25 .................. 3,169 3,159,845
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 .................. 10,020 9,979,207
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 2 Month + 4.00%),
5.00%
,
 01/08/27 .................. 5,970 5,968,159
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 . 7,703 7,661,200
WP CityMD Bidco LLC, Term Loan B, 08/13/28
(i)
9,594 9,531,216
115,726,365
Health Care Technology — 1.2%
(f)
athenahealth, Inc., 1st Lien Term Loan B1,
(LIBOR USD 1 Month + 4.25%), 4.35% -
4.40%
,
 02/11/26 .................. 1,473 1,468,919
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 14,614 14,567,919
Polaris Newco LLC, 1st Lien Term Loan,
06/02/28
(i)
....................... 29,189 29,059,089
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
7.50%
,
 04/02/29
(b)
................. 2,893 2,900,232
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 08/27/25 . 11,081 11,052,823
59,048,982
Hotels, Restaurants & Leisure — 3.0%
(f)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 02/02/26 .................. 4,656 4,535,792
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 10/19/24 ..... 3,911 3,901,545
Bally's Corp., Facility Term Loan B, (LIBOR
USD 3 Month + 3.25%), 0.00%
,
 10/02/28 . 7,667 7,619,081
Boyd Gaming Corp., Term Loan B, (LIBOR USD
1 Week + 2.25%), 2.33%
,
 09/15/23 ...... 3,200 3,190,352

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 12/23/24 .................. USD 13,799 $ 13,647,195
Caesars Resort Collection LLC, Term Loan B1,
07/21/25
(i)
....................... 11,116 11,091,799
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 03/17/28 . 3,796 3,756,371
Dorna Sports SL, Facility Term Loan
B2, (EURIBOR 6 Month + 2.75%),
2.75%
,
 04/12/24 .................. EUR 1,913 2,139,844
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.38%
,
 07/21/26 . USD 6,592 6,536,760
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 11/30/23 .................. 4,163 4,128,782
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
................ 740 783,954
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 . 7,058 6,992,148
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 8,819 8,776,409
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 16,105 15,981,489
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 14,489 14,335,277
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 1,446 1,396,673
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 08/14/24 .................. 5,292 5,246,745
Silk Bidco AS, Facility Term Loan B, (EURIBOR
6 Month + 4.00%), 4.00%
,
 02/24/25 ..... EUR 2,000 2,111,989
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
0.00%
,
 02/08/27 .................. USD 9,931 9,758,897
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 ..... 17,937 17,811,800
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 05/30/25 .................. 1,867 1,832,807
145,575,709
Household Durables — 1.2%
(f)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 0.00%
,
 05/17/28 . 29,641 29,233,779
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 4,493 4,312,134
Snap One Holdings Corp., Term Loan B,
11/23/28
(b)(i)
...................... 7,955 7,894,960
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28 .................. 4,997 4,922,045
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 .................. 8,939 8,909,194
55,272,112
Household Products — 0.5%
(f)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 09/29/28 ...... 15,268 15,175,323
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 0.00%
,
 08/04/28 . 5,788 5,731,162
Security
Par (000)
Par (000) Value
Household Products (continued)
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 . USD 2,401 $ 2,388,930
23,295,415
Independent Power and Renewable Electricity Producers
— 0.4%
(f)
Calpine Corp., Term Loan
(LIBOR USD 1 Month + 2.00%),
2.09%, 04/05/26 ................ 4,683 4,606,591
(LIBOR USD 1 Month + 2.00%),
2.90%, 08/12/26 ................ 4,101 4,037,394
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 12/15/27 . 8,733 8,721,960
17,365,945
Industrial Conglomerates — 0.4%
(f)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.09%
,
 03/31/25 ..... 18,119 17,871,915
SVP-Singer Holdings, Inc. Term Loan, (LIBOR
USD 1 Month + 6.75%), 7.50%
,
 07/28/28 . 3,505 3,288,847
21,160,762
Insurance — 4.3%
(f)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.34%, 05/09/25 ................ 24,996 24,621,316
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 .................. 31,921 31,727,239
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 0.00%
,
 02/19/28 ..... 14,015 13,804,484
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
0.00%, 02/12/27 ................ 8,867 8,733,746
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ................ 7,489 7,425,517
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.34%
,
 01/31/28 . 9,350 9,261,102
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.34%
,
 01/20/29 . 8,540 8,449,305
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.22%
,
 11/03/23 ....... 4,291 4,272,284
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.34%
,
 12/23/26 ...... 15,612 15,361,772
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 2.75%), 0.00%
,
 04/25/25 ..... 23,910 23,442,311
Hub International Ltd., Term Loan B3, (LIBOR
USD 2 Month + 3.25%), 4.00%
,
 04/25/25 . 15,094 15,017,496
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 02/15/27 ............ 1,589 1,558,809
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 8,007 7,970,470
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.34%, 12/31/25 ................ 9,149 8,961,490
(LIBOR USD 1 Month + 3.75%),
3.84%, 09/03/26 ................ 3,184 3,161,993
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 1,740 1,737,325
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.00%),
3.13%, 05/16/24 ................ 16,903 16,724,632

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
(LIBOR USD 3 Month + 3.25%),
3.38%, 12/02/26 ................ USD 3,070 $ 3,041,302
205,272,593
Interactive Media & Services — 2.6%
(f)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 5,494 5,474,911
Adevinta ASA, Facility Term Loan B2, 06/26/28
(i)
14,380 14,344,316
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 8,760 8,670,630
Camelot US Acquisition 1 Co., Term Loan
 10/30/26
(i)
...................... 20,513 20,318,332
(LIBOR USD 1 Month + 3.00%),
4.00%, 10/30/26 ................ 38,305 38,240,647
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/10/25 ..... 9,471 9,400,455
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 28,371 28,584,049
125,033,340
Internet & Direct Marketing Retail — 0.4%
(f)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27 .................. 17,083 17,037,372
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27
(b)
.......... 1,481 1,466,190
18,503,562
IT Services — 1.8%
(f)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 09/19/24 .................. 6,747 6,722,817
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 2,748 2,767,456
CoreLogic, Inc., 2nd Lien Term Loan, 06/04/29
(i)
4,743 4,754,857
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 7,322 7,472,101
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 3,774 3,755,175
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
0.08%
,
 08/01/25 .................. 3,080 2,914,570
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 08/10/27 .................. 7,006 6,918,040
Marlink AS, Term Loan, 11/03/28
(i)
......... 4,039 3,945,169
Maximus, Inc., Term Loan B, (LIBOR USD 6
Month + 2.00%), 2.50%
,
 05/28/28 ...... 5,626 5,602,440
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.59%
,
 02/12/27 ............ 11,562 11,340,697
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 10/09/28 ...... 2,000 2,050,000
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25 .................. 3,086 3,040,115
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 5,260 5,241,813
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.84%
,
 11/16/26 ..... 6,096 6,003,762
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ....... 3,442 3,431,655
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.34%
,
 03/31/28 ........... 5,260 5,211,077
Security
Par (000)
Par (000) Value
IT Services (continued)
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B1, (LIBOR GBP 1 Month + 4.75%),
4.81%
,
 07/23/25 .................. GBP 2,000 $ 2,632,476
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 0.00%
,
 02/02/26 . USD 1,181 1,175,591
84,979,811
Leisure Products — 0.1%
Fender Musical Instruments Corp., Term Loan
B, 11/16/28
(b)(f)(i)
................... 4,793 4,775,026
Life Sciences Tools & Services — 2.7%
(f)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 .. 7,762 7,728,308
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 .. 13,556 13,480,278
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 9,855 9,842,197
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 19,161 19,155,429
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.50%),
0.00%, 07/03/28 ................ 21,953 21,868,032
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 .................. 7,961 7,946,318
Phoenix Newco, Inc., 1st Lien Term Loan,
11/15/28
(i)
....................... 23,756 23,640,569
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 0.50%
,
 01/13/28 ............ 23,718 23,651,547
127,312,678
Machinery — 3.5%
(f)
Albion Financing 3 SARL, Term Loan,
07/31/26
(i)
....................... 11,534 11,379,316
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/13/28 . 3,894 3,881,033
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.38%
,
 05/18/24 ..... 6,638 6,609,966
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 6 Month + 2.75%), 3.25%
,
 05/14/28 . 2,075 2,066,293
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 ..... 7,399 7,354,606
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 ..... 12,902 12,780,998
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 03/01/27 .................. 6,980 6,874,966
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 42,645 42,247,616
Terex Corp., Term Loan, (LIBOR USD 3 Month
+ 2.00%), 2.75%
,
 01/31/24 ........... 1,157 1,153,787
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 ..... 42,265 41,168,511
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.00%
,
 07/30/27 .................. 8,703 8,668,924
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 03/02/27 ..... 23,916 23,689,573
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.75%
,
 10/04/28 ...... 887 884,232
168,759,821

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2021
Security
Par (000)
Par (000) Value
Media — 3.7%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(b)(f)
... USD 10,109 $ 10,020,543
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 03/03/25
(f)
................. 15,108 13,658,802
AVSC Holding Corp., 1st Lien Term Loan B3,
0.00%
,
 10/15/26
(j)
................. 4,425 5,108,089
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 05/03/28
(f)
...... 838 831,616
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/30/25
(f)
................. 7,495 7,455,852
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 2 Month + 3.50%),
3.60% - 3.63%
,
 08/21/26
(f)
............ 38,346 37,472,180
CSC Holdings LLC, Term Loan
(f)
(LIBOR USD 1 Month + 2.25%),
2.36%, 07/17/25 ................ 8,160 7,992,640
(LIBOR USD 1 Month + 2.50%),
2.61%, 04/15/27 ................ 12,413 12,169,130
DirectTV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(f)
. 20,237 20,186,797
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(f)
................. 4,363 4,343,964
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(f)
. 2,888 2,881,150
Intelsat Jackson Holdings SA, Term Loan,
07/13/22
(f)(i)
...................... 736 737,729
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(f)
................. 1,555 1,557,426
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(f)(i)
.................. 10,979 10,312,831
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 03/24/25
(f)
................. 9,303 9,160,002
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 0.00%
,
 09/18/26
(f)
. 2,563 2,543,532
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 12/17/26
(f)
................. 5,684 5,611,916
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(b)(f)
... 16,414 16,290,775
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 0.00%
,
 07/28/28
(b)(f)
3,237 3,220,815
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/31/28
(f)
................. 5,254 5,181,553
176,737,342
Metals & Mining — 0.7%
(f)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.68%
,
 07/31/25 .................. 6,429 6,381,269
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 31,093 29,460,602
35,841,871
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(f)
Freeport LNG investments LLP, Term Loan B,
11/17/28
(i)
....................... USD 1,196 $ 1,183,892
Murphy USA, Inc., Term Loan B, (LIBOR USD 1
Month + 1.75%), 2.25%
,
 01/31/28 ...... 2,499 2,499,440
3,683,332
Personal Products — 0.7%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(f)
................. 33,237 33,089,404
Pharmaceuticals — 1.8%
(f)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 16,722 16,398,462
Bausch Health Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 06/02/25 . 12,023 11,904,872
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 08/01/27 . 9,492 9,335,786
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.08%
,
 11/15/27 .................. 7,252 7,107,437
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 0.00%
,
 05/05/28 . 13,420 13,385,244
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 0.00%
,
 06/02/28 ...... 10,144 10,105,539
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(i)
............... 1,252 1,243,736
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 .................. 12,351 12,274,061
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 . 2,540 2,526,631
84,281,768
Professional Services — 3.1%
(f)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 21,806 21,684,823
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 . 35,607 35,161,912
Dun & Bradstreet Corp. (The), Term Loan,
02/06/26
(i)
....................... 69,513 68,760,096
Trans Union LLC, 2nd Lien Term Loan,
11/17/29
(b)(i)
...................... 3,974 3,964,028
Trans Union LLC, Term Loan B6, 12/01/28
(i)
.. 20,512 20,371,083
149,941,942
Road & Rail — 0.5%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.59%
,
 02/25/27
(f)
. 26,173 26,063,624
Semiconductors & Semiconductor Equipment — 0.5%
(f)(i)
MKS Instruments, Inc., Term Loan, 10/20/28 .. 22,438 22,339,946
Synaptics Inc., Term Loan, 12/02/28 ....... 3,799 3,780,005
26,119,951
Software — 12.4%
(f)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25 .................. 21,471 21,396,179
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.88%
,
 10/02/25 . 14,098 13,939,202
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
0.00%
,
 09/21/28 .................. 10,216 10,158,586

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 0.00%
,
 10/08/28 . USD 39,422 $ 39,101,893
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(b)
12,862 12,829,845
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 09/29/28 ...... 6,921 6,860,441
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.25%
,
 10/16/28 .................. 11,233 11,167,512
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 31,421 31,309,953
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . 2,084 2,090,940
DTI Holdco, Inc., Term Loan B1, 09/29/23
(i)
.. 7,997 7,878,068
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 ........... 1,428 1,423,058
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 41,110 40,990,403
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28 .................. 9,530 9,430,924
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 0.00%
,
 10/27/28 ...... 52,893 52,515,344
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.25%
,
 10/30/28 . 4,640 4,605,200
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 .................. 31,112 30,619,497
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 .................. 19,045 18,822,915
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.84%
,
 09/30/24 ...... 7,466 7,456,103
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
3.59%, 09/13/24 ................ 35,628 35,082,699
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 18,744 18,655,163
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29 . 8,174 8,230,237
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 . 7,051 7,039,340
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 .................. 12,022 11,977,020
Project Alpha Intermediate Holding, Inc., Term
Loan, 04/26/24
(i)
.................. 2,796 2,781,623
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 64,012 63,356,083
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 08/01/25 .................. 23,964 23,783,823
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 4.00%
,
 10/07/27 ..... 22,384 22,328,520
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25 .................. 2,504 2,467,249
TIBCO Software, Inc., 2nd Lien Term Loan,
03/03/28
(i)
....................... 18,458 18,488,402
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.25%),
0.00%, 05/04/26 ................ 11,754 11,684,181
Security
Par (000)
Par (000) Value
Software (continued)
(LIBOR USD 1 Month + 3.75%),
3.84%, 05/04/26 ................ USD 8,050 $ 8,004,952
(LIBOR USD 1 Month + 3.75%),
3.84%, 05/04/26 ................ 19,437 19,321,600
UKG, Inc., 2nd Lien Term Loan
(i)
 05/03/27 ....................... 13,507 13,544,711
 05/03/27 ....................... 6,939 6,991,043
596,332,709
Specialty Retail — 2.3%
(f)
CD&R Firefly Bidco Ltd., Facility Term Loan
B1, (LIBOR GBP 3 Month + 4.75%),
4.90%
,
 06/23/25 .................. GBP 2,000 2,640,509
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
4.13%, 02/07/25 ................ USD 6,049 5,990,567
(LIBOR USD 3 Month + 4.25%),
0.00%, 03/31/26 ................ 8,710 8,682,527
EG Group Ltd., Facility Term Loan B, 02/07/25
(i)
2,944 2,915,666
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28
(b)
................. 5,027 5,001,865
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 19,684 19,662,030
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.34%
,
 08/31/26 . 9,013 8,961,177
Optiv, Inc., 1st Lien Term Loan, 02/01/24
(i)
... 13,982 13,804,311
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 33,296 33,120,949
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 1 Month + 2.50%), 0.00%
,
 10/20/28 . 6,936 6,889,737
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 1,767 1,758,285
109,427,623
Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., 1st Lien Term
Loan, 07/23/26
(f)(i)
.................. 5,451 5,207,547
Trading Companies & Distributors — 1.4%
(f)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
0.00%
,
 05/19/28 .................. 11,283 11,149,717
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 07/27/28 ...... 41,010 40,582,999
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 3,806 3,767,548
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 12,372 10,964,745
66,465,009
Transportation Infrastructure — 0.1%
(f)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 .................. 3,251 3,221,026
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 .................. 1,325 1,335,772
4,556,798

BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
November 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.5%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 .................. USD 16,943 $ 16,487,539
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 .................. 5,311 5,285,646
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 3,303 3,293,520
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 32,285 32,169,891
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 9,692 9,780,876
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 04/11/25 .. 6,366 6,284,136
73,301,608
Total Floating Rate Loan Interests — 91.9%
(Cost: $4,422,595,956) ............................ 4,410,038,990
Shares
Shares
Investment Companies — 4.4%
Energy Select Sector SPDR Fund ........ 108,475 5,921,650
Industrial Select Sector SPDR Fund ....... 7,700 775,929
Invesco Senior Loan ETF .............. 7,345,500 160,131,900
SPDR Bloomberg High Yield Bond ETF
(c)
.... 395,000 42,197,850
Total Investment Companies — 4.4%
(Cost: $212,320,294) .............................. 209,027,329
Beneficial Interest
(000)
Other Interests — 0.0%
(k)
Capital Markets — 0.0%
Millennium Lender Claim
(b)
.............. 15,011 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Security
Shares
Shares Value
Preferred Stocks — 0.0%
Capital Markets — 0.0%
Verscend Intermediate Holding Corp.
(Preference)
(b)
.................... 1,494 $ 1,618,113
Total Preferred Stocks — 0.0%
(Cost: $1,464,120) ............................... 1,618,113
Warrants — 0.0%
Energy Equipment & Services — 0.0%
Afglobal UK Ltd. (Issued/exercisable 08/30/17,
1 share for 1 warrant, Expires 06/08/22,
Strike Price USD 1.00)
(a)
............. 17,095 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(a)
..... 3,901 46,812
Total Warrants — 0.0%
(Cost: $0) ..................................... 46,812
Total Long-Term Investments — 96.7%
(Cost: $4,663,244,019) ............................ 4,637,044,989
Short-Term Securities — 13.8%
(l)(m)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 619,143,163 619,143,163
SL Liquidity Series, LLC, Money Market Series,
0.14%
(n)
........................ 43,048,561 43,057,170
Total Short-Term Securities — 13.8%
(Cost: $662,200,333) .............................. 662,200,333
Total Investments — 110.5%
(Cost: $5,325,444,352 ) ............................ 5,299,245,322
Liabilities in Excess of Other Assets — (10.5)% ............ (501,914,466)
Net Assets — 100.0% ............................... $ 4,797,330,856
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Convertible security.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)
Fixed rate.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Affiliate of the Fund.
(m)
Annualized 7-day yield as of period end.
(n)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
08/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/21
Shares
Held at
11/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 343,870,632 $ 275,272,531 $ — $ — $ — $ 619,143,163 619,143,163 $ 6,331 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 32,672,813 10,388,689 — (4,332) — 43,057,170 43,048,561 116,058
(b)
—
$ (4,332) $ — $ 662,200,333 $ 122,389 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 9,839,857 EUR 8,307,000 BNP Paribas SA 12/15/21 $ 414,440
USD 9,846,968 EUR 8,307,000 HSBC Bank plc 12/15/21 421,551
USD 5,110,612 GBP 3,689,000 Natwest Markets plc 12/15/21 203,306
$ 1,039,297
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.36.V1 ..... 5.00 % Quarterly 06/20/26 NR USD 114,950 $ 11,095,239 $ 8,691,209 $ 2,404,030
CDX.NA.HY.37.V1 ..... 5.00 Quarterly 12/20/26 NR USD 37,000 3,554,080 2,801,563 752,517
$ 14,649,319 $ 11,492,772 $ 3,156,547
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SPDR Standard & Poor’s Depositary Receipts

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Commercial Services & Supplies ............................. $ — $ — $ 5,964 $ 5,964
Construction & Engineering ................................ 303,209 — — 303,209
Machinery ............................................ — 2,694 — 2,694
Marine .............................................. — — — —
Media ............................................... 1,106,548 — — 1,106,548
Oil, Gas & Consumable Fuels ............................... 309,122 — — 309,122
Professional Services .................................... — 2,345,085 — 2,345,085
Software ............................................. 5,393 — — 5,393
Corporate Bonds
Beverages ........................................... — 1,853,830 — 1,853,830
Chemicals ............................................ — 178,921 — 178,921
Commercial Services & Supplies ............................. — 4,148,360 — 4,148,360
Distributors ........................................... — 2,541,922 — 2,541,922
Electric Utilities ........................................ — — — —
Media ............................................... — 2,601,588 — 2,601,588
Wireless Telecommunication Services ......................... — 911,109 — 911,109
Floating Rate Loan Interests
Aerospace & Defense .................................... — 79,511,747 — 79,511,747
Air Freight & Logistics .................................... — 2,417,471 — 2,417,471
Airlines .............................................. — 67,596,654 — 67,596,654
Auto Components ...................................... — 61,617,340 — 61,617,340
Automobiles .......................................... — 17,313,710 — 17,313,710
Building Products ....................................... — 88,443,649 — 88,443,649
Capital Markets ........................................ — 99,017,990 — 99,017,990
Chemicals ............................................ — 116,941,126 — 116,941,126
Commercial Services & Supplies ............................. — 156,195,132 3,986,238 160,181,370

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2021
Level 1 Level 2 Level 3 Total
Construction & Engineering ................................ $ — $ 39,045,614 $ — $ 39,045,614
Construction Materials .................................... — 51,249,338 — 51,249,338
Containers & Packaging .................................. — 80,925,063 — 80,925,063
Distributors ........................................... — 3,014,509 — 3,014,509
Diversified Consumer Services .............................. — 107,353,247 4,847,994 112,201,241
Diversified Financial Services ............................... — 475,361,461 5,504,033 480,865,494
Diversified Telecommunication Services ........................ — 66,001,003 — 66,001,003
Electric Utilities ........................................ — 4,509,973 — 4,509,973
Electrical Equipment ..................................... — 8,324,579 — 8,324,579
Entertainment ......................................... — 61,947,096 8,674,429 70,621,525
Equity Real Estate Investment Trusts (REITs) .................... — 5,727,813 — 5,727,813
Food & Staples Retailing .................................. — 33,751,394 — 33,751,394
Food Products ......................................... — 153,372,890 — 153,372,890
Health Care Equipment & Supplies ........................... — 44,254,848 — 44,254,848
Health Care Providers & Services ............................ — 115,726,365 — 115,726,365
Health Care Technology .................................. — 56,148,750 2,900,232 59,048,982
Hotels, Restaurants & Leisure .............................. — 144,791,755 783,954 145,575,709
Household Durables ..................................... — 47,377,152 7,894,960 55,272,112
Household Products ..................................... — 23,295,415 — 23,295,415
Independent Power and Renewable Electricity Producers ............ — 17,365,945 — 17,365,945
Industrial Conglomerates .................................. — 21,160,762 — 21,160,762
Insurance ............................................ — 205,272,593 — 205,272,593
Interactive Media & Services ............................... — 125,033,340 — 125,033,340
Internet & Direct Marketing Retail ............................ — 17,037,372 1,466,190 18,503,562
IT Services ........................................... — 84,979,811 — 84,979,811
Leisure Products ....................................... — — 4,775,026 4,775,026
Life Sciences Tools & Services .............................. — 127,312,678 — 127,312,678
Machinery ............................................ — 168,759,821 — 168,759,821
Media ............................................... — 147,205,209 29,532,133 176,737,342
Metals & Mining ........................................ — 35,841,871 — 35,841,871
Oil, Gas & Consumable Fuels ............................... — 3,683,332 — 3,683,332
Personal Products ...................................... — 33,089,404 — 33,089,404
Pharmaceuticals ....................................... — 84,281,768 — 84,281,768
Professional Services .................................... — 145,977,914 3,964,028 149,941,942
Road & Rail ........................................... — 26,063,624 — 26,063,624
Semiconductors & Semiconductor Equipment .................... — 26,119,951 — 26,119,951
Software ............................................. — 583,502,864 12,829,845 596,332,709
Specialty Retail ........................................ — 104,425,758 5,001,865 109,427,623
Technology Hardware, Storage & Peripherals .................... — 5,207,547 — 5,207,547
Trading Companies & Distributors ............................ — 66,465,009 — 66,465,009
Transportation Infrastructure ............................... — 4,556,798 — 4,556,798
Wireless Telecommunication Services ......................... — 73,301,608 — 73,301,608
Investment Companies .................................... 209,027,329 — — 209,027,329
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — — 1,618,113 1,618,113
Warrants .............................................. 46,812 — — 46,812
Short-Term Securities ....................................... 619,143,163 — — 619,143,163
$ 829,941,576 $ 4,332,461,572 $ 93,785,004 $ 5,256,188,152
Investments Valued at Net Asset Value ("NAV")
(a)
........................ 43,057,170
$ —
$ 5,299,245,322
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,156,547 $ — $ 3,156,547
Foreign currency exchange contracts ............................ — 1,039,297 — 1,039,297
$ — $ 4,195,844 $ — $ 4,195,844
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
November 30, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Stocks Total
Investments
Assets
Opening balance, as of August 31, 2021 ................................................... $ 48,484 $ 2,628,243 $ 104,906,228 $ 1,623,904 $ 109,206,859
Transfers into Level 3
(a)
.............................................................. — — 8,910,078 — 8,910,078
Transfers out of Level 3
(b)
............................................................. — (2,628,243) (50,001,354) — (52,629,597)
Other ......................................................................... — — — — —
Accrued discounts/premiums ........................................................... — — 11,036 — 11,036
Net realized gain .................................................................. — — 15,359 — 15,359
Net change in unrealized appreciation (depreciation)
(c)
.......................................... 10,547 — (420,954) (5,791) (416,198)
Purchases ....................................................................... — — 31,323,428 — 31,323,428
Sales .......................................................................... (53,067) — (2,582,894) — (2,635,961)
Closing balance, as of November 30, 2021 ..................................................
$ 5,964 $ — $ 92,160,927 $ 1,618,113 $ 93,785,004
Net change in unrealized depreciation on investments still held at November 30, 2021
(c)
....................
$ (839) $ — $ (411,530) $ (5,791) $ (418,160)
(a)
As of August 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2021, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of August 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.